Van Wagoner Funds

                    Supplement Dated September 5, 2003
                           To The Prospectus
                          Dated April 30, 2003

This Supplement updates certain information contained in the Van Wagoner Funds Prospectus dated April 30, 2003.

On August 29, 2003 shareholders of the Emerging Growth Fund and the Small-Cap Growth Fund approved new investment advisory agreements (the "New Agreements") with Van Wagoner
Capital Management, Inc. (the "Adviser") which became effective on September 1, 2003.

THE FOLLOWING PARAGRAPH SHOULD BE INSERTED AFTER THE FIRST
PARAGRAPH IN THE SECTION ENTITLED "FEES AND EXPENSES OF THE
FUND" FOR THE SMALL-CAP GROWTH FUND ON PAGE 4 OF THE
PROSPECTUS.

One or more brokers through which the Fund will execute portfolio transactions may provide payments to various parties (other than the Adviser) who provide services to the Fund, also referred to as "Directed Brokerage". Such payments would have the effect of reducing the net operating expenses of the Fund. These arrangements, however, may decrease the number of brokers through which the Fund executes transactions.

THE FOLLOWING TABLE AND EXAMPLE BELOW WILL REPLACE THE
INFORMATION IN THE SECTION ENTITLED "FEES AND EXPENSES OF
THE FUND" FOR THE SMALL-CAP GROWTH FUND FOUND ON PAGE 4 OF
THE PROSPECTUS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                1.25%(1)
Distribution (12b-1) Fees                      0.19%
Other Expenses                                 1.07%(2)
Total Annual Fund Operating Expenses           2.51%

(1)	The Management Fee paid to the Adviser for providing
services to the Fund consists of a basic annual fee rate of 1.25% of the Fund's average net assets and a performance adjustment, resulting in a minimum fee of 1.00% and a maximum fee of 1.50%.

(2)	Other Fees are estimated and may vary. Accordingly,
actual Fund operating expenses may differ from the estimate. Directed brokerage arrangements could potentially lower fund expenses. The Adviser has not agreed to limit the Total Annual Fund Operating Expenses.

                              EXAMPLE

         1 YEAR      3 YEARS       5 YEARS       10 YEARS

          $254        $782         $1,335         $2,846

THE FOLLOWING PARAGRAPH SHOULD BE INSERTED AFTER THE FIRST PARAGRAPH IN THE SECTION ENTITLED "FEES AND EXPENSES OF THE FUND" FOR THE
EMERGING GROWTH FUND ON PAGE 10 OF THE PROSPECTUS.

One or more brokers through which the Fund will execute portfolio transactions may provide payments to various parties (other than the Adviser) who provide services to the Fund, also referred to as "Directed Brokerage". Such payments would have the effect of reducing the net operating expenses of the Fund. These arrangements, however, may decrease the number of brokers through which the Fund executes transactions.

THE FOLLOWING TABLE AND EXAMPLE BELOW WILL REPLACE THE INFORMATION IN THE SECTION ENTITLED "FEES AND EXPENSES OF THE FUND" FOR THE EMERGING GROWTH FUND FOUND ON PAGE 10 OF THE PROSPECTUS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                               1.25%(1)
Distribution (12b-1) Fees                     0.21%
Other Expenses                                0.85%(2)
Total Annual Fund Operating Expenses          2.31%

(1)	The Management Fee paid to the Adviser for providing
services to the Fund consists of a basic annual fee rate of 1.25% of the Fund's average net assets and a performance adjustment, resulting in a minimum fee of 1.00% and a maximum fee of 1.50%.

(2)	Other Fees are estimated and may vary. Accordingly,
actual Fund operating expenses may differ from the estimate. Directed brokerage arrangements could potentially lower fund expenses. The Adviser has not agreed to limit the Total Annual Fund Operating Expenses.

                          EXAMPLE

         1 YEAR      3 YEARS      5 YEARS      10 YEARS

          $234        $721         $1,235       $2,646

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE SECOND PARAGRAPH IN THE SECTION ENTITLED "INVESTMENT ADVISER" ON PAGE 13
OF THE PROSPECTUS.

Each of the Small-Cap Growth Fund and the Emerging Growth
Fund pays the Adviser a fee calculated monthly (but accrued daily based on prior adjustments) and, normally, paid monthly, a basic fee at an annual rate of 1.25% of each Fund's average daily net assets. The basic fee rate may be adjusted upward or downward (by up to 0.25% of the respective Fund's average daily net assets), depending on whether and to what extent the investment performance of the respective Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Lipper
Small-Cap Growth Index over the same period. The Lipper
Small-Cap Growth Index is an equally weighted index consisting of the 30 largest mutual funds within the small-cap category, as categorized by Lipper Analytical Services, Inc. The performance period consists of the prior thirty-six (36) calendar months, and is also referred to as a rolling 36-month period. Each 0.10% of difference of the Small-Cap Growth Fund's and Emerging Growth Fund's performance compared to the performance of the Lipper
Small-Cap Growth Index is multiplied by a performance adjustment of .025%, up to a maximum adjustment of 0.25%
(as an annual rate). Thus, an annual excess performance difference of 1.00% or more between the respective Fund and the Lipper Small-Cap Growth Index would result in an annual maximum performance adjustment of 0.25%. Shareholders should be aware that it is possible for high past performance to result in a daily advisory fee accrual or monthly advisory fee payment by the Small-Cap Growth Fund and/or the Emerging Growth Fund that is higher than lower current performance would otherwise produce.

Here are examples of how the adjustment would work (using annual rates):

SMALL-CAP   EMERGING
GROWTH      GROWTH      LIPPER
FUND        FUND        SMALL-
(INCLUDING  (INCLUDING  CAP                          TOTAL
ADVISORY    ADVISORY    GROWTH    BASIC     FEE      ADV.
FEE)          FEE)      INDEX     FEE       ADJ.     FEE

 8.00%      8.00%       9.00%     1.25%    -0.25%    1.00%
 9.00%      9.00%       9.00%     1.25%        0%    1.25%
 9.00%      9.00%       8.00%     1.25%     0.25%    1.50%
-8.00%     -8.00%      -9.00%     1.25%     0.25%    1.50%

The performance of the Small-Cap Growth Fund and the Emerging Growth Fund is calculated based on each Fund's net asset value per share after all expenses. Similarly, the Lipper Small-Cap Growth Index is calculated as an average of mutual funds and would reflect the performance of those funds after fees and expenses. For purposes of calculating the performance adjustment, any dividends or capital gains distributions paid by the Small-Cap Growth Fund or Emerging
Growth Fund are treated as if those distributions were reinvested in Fund shares at the net asset value per share as of the record date for payment.

Because the adjustment to the basic fee is based on the comparative performance of the respective Fund and the record of the Lipper Small-Cap Growth Index, the reason for any adjustment to the basic fee would not be whether the performance of the Small-Cap Growth Fund or the Emerging
Growth Fund is up or down, but whether it is up or down more or less than the performance record of the Lipper
Small-Cap Growth Index. Moreover, after the first 36 months of the Fund's operations, the comparative investment record of the Funds will be based solely on the relevant
36-month performance period without regard to the cumulative performance over a longer or shorter period of time.

Shareholders should note that it is possible for high past performance to result in a daily advisory fee accrual or monthly advisory fee payment by each Fund that is higher than lower current performance would otherwise produce.

Until the Funds have operated for 36 months after September
1, 2003, they will make performance adjustments for the basic fee as follows. After they have operated for 12 months following September 1, 2003, they will use a rolling 12-month performance period. After they have operated for 24 months following September 1, 2003, they will switch to a rolling 24-month performance period. After the Funds have operated for 36 months from September 1, 2003, they will switch to a rolling
36-month performance period.


THE FOLLOWING INFORMATION SUPPLEMENTS THE FIRST PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS OF THE FUNDS" FOUND ON PAGE 14 OF THE
PROSPECTUS.

Effective September 1, 2003, Garrett R. Van Wagoner will be the portfolio manager for the Small-Cap Growth and Emerging
Growth Funds and the portfolio manager of the Growth
Opportunities Fund.

THE THIRD AND FOURTH PARAGRAPHS UNDER THE HEADING "PORTFOLIO MANAGERS OF THE FUNDS" FOUND ON PAGE 14 OF THE PROSPECTUS REGARDING MR. PUTNA AND MR. GARRABRANT SHOULD BE DELETED.

Effective September 15, 2003, the following information replaces information found on page 20 of the Prospectus under the heading
"Buying Shares" and the Sub-heading "By Wire" by changing the wire instructions to the following:

By Wire:

The wire instructions are as follows:

PNC Bank
Pittsburgh, PA
ABA No:  031000053
Account Number:  8606905089
Attn: [Name of Fund]
Van Wagoner Funds Mutual Fund Account Name
Van Wagoner Funds Mutual Fund Account Number



       YOU SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                     FOR FUTURE REFERENCE.



[PAGE BREAK]



                          Van Wagoner Funds

                  Supplement Dated September 5, 2003
              To The Statement of Additional Information
                         Dated April 30, 2003


This Supplement updates certain information contained in the Van Wagoner Funds Statement of Additional Information dated April 30, 2003.

THE FOLLOWING INFORMATION IS IN ADDITION TO INFORMATION REGARDING THE INVESTMENT ADVISORY AGREEMENTS FOR THE SMALL-CAP GROWTH FUND AND THE EMERGING GROWTH FUND IN THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES" ON PAGES 23 AND 24 OF THE STATEMENT OF ADDITIONAL INFORMATION.

New Investment Advisory Agreements for the Small-Cap Growth and the Emerging Growth Funds were approved by a vote of the majority of the Directors who are not parties to the respective Investment Advisory Agreement or interested people of any such party at the Special Meeting of the Board of Directors held on June 9, 2003, and by the shareholders of the Small-Cap Growth and the Emerging
Growth Funds on August 29, 2003.  The new Investment
Advisory Agreements are dated and commenced September 1, 2003, have an initial term of two years and thereafter are required to be approved annually by the Board of Directors of the Funds or by a vote of the majority of the respective
Fund's outstanding voting securities.

Unlike the Investment Advisory Agreements for the Small-Cap
Growth Fund and the Emerging Growth Fund in effect prior to September 1, 2003, the new Investment Advisory Agreements do not include a provision obligating the Adviser to reimburse the Funds if the aggregate annual operating expenses (excluding interest, dividends on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) of a Fund exceed 2% of such Fund's average daily net assets.






       YOU SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
            ADDITIONAL INFORMATION FOR FUTURE REFERENCE.